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                   UNITED STATES                             OMB APPROVAL
         SECURITIES AND EXCHANGE COMMISSION           --------------------------
               Washington, D.C.  20549                OMB Number:      3235-0456
                                                      Expires:     June 30, 2009
                                                      Estimated average burden
                                                      hours per response.......2
                                                      --------------------------

                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24F-2

            Read instructions at end of Form before preparing Form.

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1.     Name and address of issuer:

       MORGAN KEEGAN SELECT FUND, INC.
       50 North Front Street
       Memphis, Tennessee  38103

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2.     The name of each series or class of securities for which this Form is filed (if the form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [X]

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3.     Investment Company Act File Number:

       811-09079

       Securities Act File Number:

       333-66181

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4(a).  Last day of fiscal year for which this Form is filed:

       June 30, 2006

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4(b).  / / Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

NOTE: IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID ON THE REGISTRATION
      FEE DUE.

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4(c)   / / Check box if this is the last time the issuer will be filing this
           Form.

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

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5.     Calculation of registration fee:

   (i)    Aggregate sale price of securities sold                   $637,841,498
          during the fiscal year pursuant to section                ------------
          24(f):

   (ii)   Aggregate price of securities redeemed        $338,596,588
          or repurchased during the fiscal year:        ------------

   (iii)  Aggregate price of securities redeemed        $          0
          or repurchased during any PRIOR fiscal        ------------
          year ending no $ earlier than October 1, 1995 that were not previously used to reduce registration fees payable to the Commission:

   (iv)   Total available redemption credits [add
          Items 5(ii) and 5(iii)]:                               - $ 338,596,588
                                                                   -------------

   (v)    Net sales - if item 5(i) is greater than                 $ 299,244,910
          Item 5(iv) [subtract item 5(iv) from Item                -------------
          5(i)]:

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   (vi)   Redemption credits available for use in       $          0
          future years -- if Item 5(i) is less          ------------
          than Item 5(iv) $ [subtract Item 5(iv)
          from Item 5(i)]:

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   (vii)  Multiplier for determining registration                 X $  0.0001070
          fee (See Instruction C.9):                               -------------

   (viii) Registration fee due [multiply Item 5(v)                = $  32,019.21
          by Item 5(vii)] (enter "0" if no fee is                   ============
          due):

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6.     Prepaid Shares

       If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:
       NONE. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: NONE.

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

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7.     Interest due - if this Form is being filed more than
       90 days after the end of the Issuer's fiscal year
       (see Instruction D):                                       + $          0
                                                                   -------------

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 8.    Total of the amount of the registration fee due
       plus any interest due [line 5(viii) plus line 7]:          = $  32,019.21
                                                                    ============

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 9.    Date the registration fee and any interest payment was sent to the Commission's lockbox depository:  September 22, 2006

             Method of Delivery:

                             /X/     Wire Transfer
                             / /     Mail or other means

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                                   SIGNATURES





This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.





By (Signature and Title)*  /s/ Charles D. Maxwell
                           -----------------------------------------------------
                           Charles D. Maxwell, Secretary and Assistant Treasurer





Date: September 22, 2006


  *Please print the name and title of the signing officer below the signature.